Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity U.S. Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Equity Central Fund
Class Name	Fidelity® U.S. Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® U.S. Equity Central Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 20,413,513,663
Holdings Count | shares	384
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$20,413,513,663
Number of Holdings	384
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.3 Financials 12.8 Communication Services 11.0 Consumer Discretionary 10.1 Health Care 9.4 Industrials 8.1 Consumer Staples 4.8 Energy 2.7 Utilities 2.0 Real Estate 1.8 Materials 1.7 Common Stocks 97.5 Preferred Stocks 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 94.7 Taiwan 1.9 Korea (South) 1.0 Canada 0.7 United Kingdom 0.4 Netherlands 0.4 Belgium 0.2 Denmark 0.2 Puerto Rico 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 1.9 Korea (South) - 1.0 Canada - 0.7 United Kingdom - 0.4 Netherlands - 0.4 Belgium - 0.2 Denmark - 0.2 Puerto Rico - 0.1 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.1 Apple Inc 7.0 Alphabet Inc Class A 6.7 Microsoft Corp 6.5 Amazon.com Inc 4.3 Meta Platforms Inc Class A 2.8 Broadcom Inc 2.7 Tesla Inc 2.0 Mastercard Inc Class A 1.8 Micron Technology Inc 1.4 43.3